[LOGO] COLONIAL MANAGEMENT ASSOCIATES, INC.
       One Financial Center
       Boston, Massachusetts 02111-2621


June 1, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Colonial Trust V (the "Trust")
    Colonial California Tax-Exempt Fund
    Colonial Connecticut Tax-Exempt Fund
    Colonial Florida Tax-Exempt Fund
    Colonial Massachusetts Tax-Exempt Fund
    Colonial Michigan Tax-Exempt Fund
    Colonial Minnesota Tax-Exempt Fund
    Colonial New York Tax-Exempt Fund
    Colonial North Carolina Tax-Exempt Fund
    Colonial Ohio Tax-Exempt Fund (the "Funds")
    File Nos. 811-5030 & 33-12109
    --------------------------------------------

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information dated May 29,1998 for the Funds does not differ from that contained in Post-Effective Amendment No. 23 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 29, 1998.

Very truly yours,

COLONIAL TRUST V



By: /S/ELLEN HARRINGTON
-----------------------
    Ellen Harrington
    Assistant Secretary

cc:  M. Muller (3 copies)
     B. Hartford
     B. Loring
     M. Newman
     G. Swayze
     M.C. Telman
     D. Young (2 copies)
     E. Edson